SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Options, Outstanding, Beginning balance	4,728,893	5,719,642	2,867,408
Weighted average Exercise price, Outstanding, Beginning balance	$ 2.28	$ 2.28	$ 1.97
Weighted Average Remaining Contractual Term in Years, Ending Balance	6 years 6 months	8 years	7 years 3 months 18 days
Aggregate Intrinsic Value, Beginning Balance	$ 1,817,383	$ 1,923,924	$ 2,209,192
Options, Granted		131,700	2,983,005
Weighted Average Exercise Price Per Share, Granted		$ 3.35	$ 2.59
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsGrantedWeightedAverageRemainingContractualTerm2]		9 years 3 months 18 days	9 years 2 months 12 days
Options, Expired / Forfeited		(1,122,449)	(130,771)
Weighted average Exercise price, Expired / Forfeited		$ 2.43	$ 0.46
Intrinsic value, Expired / Forfeited		$ 106,541	$ 285,269
Options, Outstanding, Ending balance	4,444,068	4,728,893	5,719,642
Weighted average Exercise price, Outstanding, Ending balance	$ 2.40	$ 2.28	$ 2.28
Weighted Average Remaining Contractual Term in Years, Beginning Balance	6 years 9 months 18 days	6 years 9 months 18 days	8 years
Intrinsic value, Outstanding, Ending balance	$ 53,714,731	$ 1,817,383	$ 1,923,924
Options, Exercisable, Ending balance	4,337,971	4,443,546
Weighted average Exercise price, Exercisable, Ending balance	$ 2.38	$ 2.28
Weighted Average Remaining Contractual Term in Years, Options Exercisable Ending Balance	6 years 4 months 24 days	6 years 8 months 12 days
Intrinsic value, Exercisable, Ending balance	$ 52,524,462	$ 1,700,715
Options, Vested and expected to vest, Ending balance		4,728,893
Weighted average Exercise price, Vested and expected to vest, Ending balance		$ 2.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		6 years 9 months 18 days
Intrinsic value, Vested and expected to vest, Ending balance		$ 1,817,383
Aggregate Intrinsic Value,Granted
Option Outstanding, Exercised	(284,825)
Weighted Average Exercise Price Per Share, Exercised	$ 0.91
Aggregate Intrinsic Value, Exercised	$ 472,453
Option Outstanding, Expired or Forfeited		1,122,449	130,771
Weighted Average Exercise Price Per Share, Cancelled or Forfeited
Aggregate Intrinsic Value, Expired/Forfeited
Option Outstanding, Vested or Expected to Vest, Ending Balance	4,444,068
Weighted Average Exercise Price Per Share, Vested or Expected to Vest Ending Balance	$ 2.40
Weighted Average Remaining Contractual Term in Years, Options	6 years 6 months
Aggregate Intrinsic Value Options Options Vested or Expected to Vest Ending Balance	$ 53,714,731